Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Physical silver bullion cost	$ 4,517,707	$ 4,214,061
Percent value of net assets of the Trust	0.45%
Management fee payable	$ 2,200	100
Capital losses available for tax purposes	3,837	4,163
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (253)	$ (355)
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	59.60%	54.90%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	32.00%	36.20%
Concentration Risk Location Three [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	8.30%	8.80%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Increase (decrease) in equity	$ 52,200	$ 40,700
Percentage decrease in market value of silver	1.00%